NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	46,566,597	16,283,779	9,769,252
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	12,521,494
Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	9,000,000
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	8,411,251
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	16,633,852	16,283,779	9,769,252